Document and Entity Information	Apr. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 03, 2024
Entity Registrant Name	KINNATE BIOPHARMA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39743
Entity Tax Identification Number	82-4566526
City Area Code	858
Local Phone Number	299-4699
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KNTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Address State Or Province	CA
Entity Address Postal Zip Code	00000
Amendment Flag	false
Entity Central Index Key	0001797768